Operating segments - Narrative (Details)	12 Months Ended
	Jun. 30, 2024 segment mining_pool	Jun. 30, 2023 mining_pool	Jun. 30, 2022 mining_pool
Operating segments [Abstract]
Number of operating segment	8
Number of reportable segment	1
Bitcoin Mining Revenues
Operating segments [Abstract]
Percentage of entity's revenue (as percent)	98.00%	100.00%	100.00%
Number of bitcoin mining pools | mining_pool	3	2	2